SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION [Abstract]
Schedule of Assumptions Used to Estimate Fair Value

The fair value of each share-based award is estimated at grant date during 2013 using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31	2012	2013

Risk-free interest rate (1)	0.11% - 2.66%	0.11% - 2.66%
Expected life (2)	2-5 years	2-5 years
Expected volatility (3)	39.97%-42.04%	39.17%-42.04%
Dividend yield (4)	Nil	Nil

Summary of Stock Options Activity

A summary of stock option activity is as follows:

		Weighted	Weighted
		average	average
	Number	exercise price	fair value
	of options	per option	at grant date

Outstanding at December 31, 2011	7,356,249	$1.40	$1.01
Exercised	(1,635,252)	$1.40	$1.01
Forfeited	(751,425)	$1.40	$1.01
Expired	(91,475)	$1.40	$1.01
Outstanding at December 31, 2012	4,878,097	$1.40	$1.01
Granted on April 1, 2013	280,000	$2.58	$0.05
Exercised	(2,172,103)	$1.40	$1.21
Forfeited	(68,005)	$1.40	$1.12
Expired	(21,650)	$1.40	$1.27
Outstanding at December 31, 2013	2,896,339	$1.51	$0.77

Summary of Stock Options Outstanding

The following table summarizes information with respect to stock options outstanding at December 31, 2012 and 2013:

Options exercisable
	Options outstanding as of December 31, 2012				as of December 31, 2012
			Weighted			Weighted
		Weighted	average			average
		average	exercise	Aggregate	Number	exercise	Aggregate
	Number	contractual	price	intrinsic	of	price	intrinsic
	of option	period	per option	value	options	per option	value

Ordinary shares	4,878,097	5 years	$1.40	$17,957	2,839,857	$1.40	$2,507

Options exercisable
	Options outstanding as of December 31, 2013				as of December 31, 2013
			Weighted			Weighted
		Weighted	average			average
		average	exercise	Aggregate	Number	exercise	Aggregate
	Number	contractual	price	intrinsic	of	price	intrinsic
	of option	period	per option	value	options	per option	value

Ordinary shares	2,896,339	5 years	$1.51	$22,301	2,839,857	$1.40	$2,154

Schedule of RSU Activity

A summary of RSU activity is as follows:

For the year ended
December 31, 2012
Number
of options

Outstanding at December 31, 2011	234,000
Granted on January 17, 2012	100,000
Granted on May 8, 2012	313,250
Exercised	(31,500)
Forfeited	(34,100)
Outstanding at December 31, 2012	581,650
Granted on April 1, 2013	1,217,600
Exercised	(173,350)
Forfeited	(6,300)
Outstanding at December 31, 2013	1,574,000